Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent consideration		$ 660		$ 1,066		$ 0
Revenue growth and profitability targets Period	3 years
Fair value, recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	$ 25,012	14,642	[1]	4,736	[1]
Certificates of deposit	45,077
Assets	70,089	17,919		4,736
Contingent consideration	370	660	[2]	1,066	[2]
Liabilities	370	1,832		1,312
Fair value, recurring | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		1,172
Fair value, recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	25,012	14,642	[1]	4,736	[1]
Certificates of deposit	0
Assets	25,012	17,919		4,736
Contingent consideration	0	0	[2]	0	[2]
Liabilities	0	0		0
Fair value, recurring | Level 1 | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		0
Fair value, recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	0	0	[1]	0	[1]
Certificates of deposit	45,077
Assets	45,077	0		0
Contingent consideration	0	0	[2]	0	[2]
Liabilities	0	0		0
Fair value, recurring | Level 2 | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		0
Fair value, recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	0	0	[1]	0	[1]
Certificates of deposit	0
Assets	0	0		0
Contingent consideration	370	660	[2]	1,066	[2]
Liabilities	$ 370	1,832		$ 1,312
Fair value, recurring | Level 3 | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants to purchase Series C preferred stock		$ 1,172

[1]	As of December 31, 2020 and 2019, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.
[2]	The Company’s business acquisition of Second Phase (discussed in Note 3) is included in contingent consideration. The Company’s valuation of the fair value of contingent consideration related to Second Phase at December 31, 2020 was based on management’s expectations of the achievement of targets related to the contingent consideration.